Shareholders’ Deficiency (Details) - Schedule of status of the company’s option plan $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($) $ / shares shares
Schedule of status of the company’s option plan [Abstract]
Number of Options, Outstanding, Beginning balance | shares	2,193,392
Weighted Average Exercise Price, Outstanding, Beginning balance | $ / shares	$ 5.72
Aggregate intrinsic value, Beginning balance | $	$ 9,263
Number of Options, Granted | shares	56,000
Weighted Average Exercise Price, Granted | $ / shares	$ 10.07
Aggregate intrinsic value, Granted | $	$ 58
Number of Options, Exercised | shares	(43,866)
Weighted Average Exercise Price, Exercised | $ / shares	$ 6.42
Aggregate intrinsic value, Exercised | $	$ 227
Number of Options, Forfeited and cancelled | shares	(7,573)
Weighted Average Exercise Price, Forfeited and cancelled | $ / shares	$ 6.62
Aggregate intrinsic value, Forfeited and cancelled | $	$ 19
Number of Options, Outstanding, Ending balance | shares	2,197,953
Weighted Average Exercise Price Per Share, Outstanding, Ending balance | $ / shares	$ 5.82
Aggregate intrinsic value, Ending balance | $	$ 7,387
Number of Options, Exercisable options | shares	1,473,947
Weighted Average Exercise Price, Exercisable options | $ / shares	$ 5.01
Aggregate intrinsic value, Exercisable options | $	$ 5,997
Number of Options, Vested and expected to vest | shares	2,197,953
Weighted Average Exercise Price, Vested and expected to vest | $ / shares	$ 5.82
Aggregate intrinsic value, Vested and expected to vest | $	$ 7,387